Restricted Cash - Summary of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 46,119	$ 36,333	$ 48,113	$ 83,492
Restricted cash	5,174	5,144	5,294	552
Cash, cash equivalents and restricted cash	$ 51,293	$ 41,477	$ 53,407	$ 84,044	$ 39,694